Cost of Sales and Expenses by their Nature (Details) - Schedule of Cost of Sales and Administration Expenses - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Cost of Sales and Administration Expenses [Line Items]
Cost of sales and expenses	$ 33,417,164	$ 42,140,561	$ 42,010,828
Cost of sales	31,100,106	39,683,861	39,968,186
Administrative expenses	2,317,058	2,456,700	2,042,642
Cost of sales administrative expenses	33,417,164	42,140,561	42,010,828
Raw materials and consumables [Member]
Schedule of Cost of Sales and Administration Expenses [Line Items]
Cost of sales and expenses	20,377,456	27,080,462	26,298,681
Electrical energy [Member]
Schedule of Cost of Sales and Administration Expenses [Line Items]
Cost of sales and expenses	2,326,649	2,586,918	3,530,134
Ferroalloys [Member]
Schedule of Cost of Sales and Administration Expenses [Line Items]
Cost of sales and expenses	1,883,923	2,232,759	2,396,516
Refractories [Member]
Schedule of Cost of Sales and Administration Expenses [Line Items]
Cost of sales and expenses	859,034	767,691	810,315
Oxygen [Member]
Schedule of Cost of Sales and Administration Expenses [Line Items]
Cost of sales and expenses	348,200	297,302	293,217
Electrodes [Member]
Schedule of Cost of Sales and Administration Expenses [Line Items]
Cost of sales and expenses	402,513	542,117	444,201
Gas and fuels [Member]
Schedule of Cost of Sales and Administration Expenses [Line Items]
Cost of sales and expenses	793,649	1,541,817	1,161,994
Labor [Member]
Schedule of Cost of Sales and Administration Expenses [Line Items]
Cost of sales and expenses	1,822,827	2,272,304	2,024,419
Operation materials [Member]
Schedule of Cost of Sales and Administration Expenses [Line Items]
Cost of sales and expenses	1,038,873	1,366,947	1,339,692
Depreciation and amortization [Member]
Schedule of Cost of Sales and Administration Expenses [Line Items]
Cost of sales and expenses	1,035,244	1,116,872	1,175,108
Maintenance [Member]
Schedule of Cost of Sales and Administration Expenses [Line Items]
Cost of sales and expenses	1,867,656	1,250,897	1,561,716
Other expenses [Member]
Schedule of Cost of Sales and Administration Expenses [Line Items]
Cost of sales and expenses	$ 661,140	$ 1,084,475	$ 974,835